Distribution Date: Jun 25, 2007
DISTRIBUTION PACKAGE
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com/abs
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
ABMAC Assurance Corporation
PNC Bank, N.A.
March 25, 2007
March 09, 2007
February 01, 2007
Credit Suisse Securities (USA) LLC
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
25-Jun-07
Determination Date 19-Jun-07 Accrual Periods: Begin End
Record Date - Physical Certificates 31-May-07 Class A-1, G 5/25/2007 6/24/2007
Record Date - non Physical Certificates 22-Jun-07 Class A-R, P, X-1, X-2 5/1/2007 5/31/2007
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.49000% $175,000,000.00 $159,100,025.69 $4,907,338.08 $752,145.37 $5,659,483.45 N/A N/A $154,192,687.61
A-R 10.00458% $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
P 10.00458% $100.00 $100.00 $0.00 $0.83 $0.83 N/A N/A $100.00
X-1 N/A $175,000,000.00 $153,134,742.15 $0.00 $3.94 $3.94 $0.00 $0.00 $154,721,713.08
X-2 N/A $175,000,000.00 $175,000,000.00 $0.00 $0.00 $0.00 N/A N/A $175,000,000.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $175,000,200.00 $159,100,125.69 $4,907,338.08 $752,150.14 $5,659,488.22 $0.00 $0.00 $154,192,787.61
(1) Reflects the application of Net Funds Cap
(2) Classes X-1and X-2 Balances reflected Notional Amounts
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Index
Value
A-1 43710A BB3 $909.14300394 $28.04193189 $4.29797354 $32.33990543 $0.00000000 $881.10107206 LIBOR 5.32000%
A-R 43710A BC1 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 43710A BD9 $1,000.00000000 $0.00000000 $8.30000000 $8.30000000 $0.00000000 $1,000.00000000
X-1 43710A BE7 $875.05566943 $0.00000000 $0.00002251 $0.00002251 $0.00000000 $884.12407474
X-2 43710A BF4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
G
43710A BA5
$0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.49000% $752,145.37 $0.00 $0.00 $0.00 $0.00 NA $752,145.37 $0.00
A-R 10.00458% $0.00 $0.00 $0.00 $0.00 $0.00 NA $0.83 $0.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
25-Jun-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account:
Basis Risk Account:
Beginning Balance $0.00 Beginning Balance $1,000.00
Withdrawal: Subsequent Transfer $0.00 Deposit / Withdrawal : Income to X $3.94
Withdrawal: certificate principal $0.00 Deposit : required deposit from waterfall $0.00
Ending Balance $0.00 Withdrawal: for Basis Risk shortfalls $0.00
Withdrawal: to X when Libor certs = $0 $0.00
Ending Collateral Balance $154,721,813.08 Ending Balance $1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance $0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement $0.00 Servicer remittance $5,683,821.04
Withdrawal: Overfunded Interest Amount to Depositor $0.00 Funds from Capitalized Interest Account $0.00
Ending Balance $0.00 Funds from Prefund Account $0.00
Net Funds from Basis Risk account $3.94
Miscellaneous:
$5,683,824.98
Cumulative Recoveries $0.00 Distributions (B):
Current Advances $0.00 Indenture Trustee fee $1,129.75
Outstanding Advances $0.00 Credit Risk Fee $1,993.67
Insurance Policy Proceeds $0.00 Ambac Insurance Premium $21,213.34
Additional Balance Advance Amount $0.00 Total interest distributed $752,150.14
Rapid Amortization Event NO Total principal distributed $4,907,338.08
Net Deposits to Basis Risk account $0.00
Rate Info:
$5,683,824.98
Net Mortgage Rate 10.0281%
Net Funds Cap Classes P, A-R 10.0046% (A) - (B): $0.00
Net Funds Cap Classes A-1, G 9.2098% * Total principal distributed increased by $7.90 due to loan incorrectly being included
Net Excess Spread 4.5516% in the prefund pool
ACCOUNT ACTIVITY

Contact:
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Distribution Date
25-Jun-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs $4,023,097.78 Senior Enhancement Percentage 0.342%
B) Ending Collateral Balance $154,721,813.08 Senior Enhancement Percentage for purposes of Stepdown 0.254%
C) Current Delinquency Rate (A/B) 2.600%
D) Rolling Three Month Delinquency Rate 2.022% 1) later of (x) March 2010 NO
E) Applicable % 5.500% (y) Date when Senior Enhancement % >= 8.26% NO
F) Cumulative Realized Losses $451,596.55
NO
G) Original Collateral Balance $175,000,200.00
H) Cumulative Loss % ( I / J) 0.258%
I) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $529,025.47
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = E). NO Target Overcollateralization Amount $7,227,508.26
2) Cumulative Loss % exceeds applicable limit (H > I). NO Ending Overcollateralization deficiency amount $6,698,482.79
NO
Overcollateralization release amount $0.00
Excess interest distributions:
Excess available interest (A):
$491,526.66
1) as additional principal to certificates $491,526.66
2) Required Basis Risk Reserve Deposit to BRRF $0.00
3) Remaining Amounts to X-1 $0.00
(B): $491,526.66
(A)-(B): $0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jun 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
159,493,814.08
5,832,191.30
-1,416,379.88
356,189.58
154,721,813.08
0.00
900,455.29
4,931,728.11
0.00
7.90
5,832,191.30
1,336,373.22
66,455.99
0.00
0.00
0.00
1,907.61
0.00
1,268,009.62
0.00
0.00
7,100,200.92
2,537
2,494
0.8841279766
10.55158%
10.02808%
17.40596%
356,189.58
0.00
0.00
0.00
0.00
0
1
0.00
0.00
66,455.99
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance
%
-100K to -1.99K
111 -21,150.70 -0.01%
0K to 99.99K
1,936 80,178,909.58 51.82%
100K to 199.99K
360 50,204,713.23 32.45%
200K to 299.99K
57 12,595,254.42 8.14%
300K to 399.99K
18 6,137,338.32 3.97%
400K to 499.99K
10 4,573,207.50 2.96%
500K to 599.99K
2 1,053,540.73 0.68%
Total
2,494
154,721,813.08
100.00%
Remaining Principal Balance
Balance
-10.00M
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
90.00M
Group 2
-100K to -1.99K 0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K
Balance

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00% - 0.49%
1 0.00 0.00%
1.50% - 1.99%
1 47,706.69 0.03%
7.00% - 7.49%
2 123,955.08 0.08%
7.50% - 7.99%
31 2,099,460.05 1.36%
8.00% - 8.49%
379 24,989,339.51 16.15%
8.50% - 8.99%
282 13,062,668.99 8.44%
9.00% - 9.49%
205 10,919,819.87 7.06%
9.50% - 9.99%
201 11,803,158.31 7.63%
10.00% - 10.49%
164 12,245,290.37 7.91%
10.50% - 10.99%
143 12,059,247.39 7.79%
11.00% - 11.49%
219 15,342,887.56 9.92%
11.50% - 11.99%
187 10,172,960.84 6.58%
12.00% - 12.49%
230 16,090,933.14 10.40%
12.50% - 12.99%
79 4,227,353.36 2.73%
13.00% - 13.49%
112 6,680,476.76 4.32%
13.50% - 13.99%
152 9,452,265.09 6.11%
14.00% - 14.49%
78 4,364,159.60 2.82%
14.50% - 14.99%
17 630,447.27 0.41%
15.00% - 15.49%
7 320,755.25 0.21%
15.50% - 15.99%
2 88,927.95 0.06%
16.00% - 16.49%
1 0.00 0.00%
17.50% - 17.99%
1 0.00 0.00%
Total
2,494
154,721,813.08
100.00%
Gross Rate
Gross Rate
Group 2 Weighted Average Rate: 10.59%
Count
Balance ($)
%
0.00% - 0.99%
720 42,852,183.54 27.70%
1.00% - 1.99%
395 22,028,453.87 14.24%
2.00% - 2.99%
335 27,029,423.90 17.47%
3.00% - 3.99%
375 22,672,442.15 14.65%
4.00% - 4.99%
322 20,497,760.68 13.25%
5.00% - 5.99%
250 14,920,583.05 9.64%
6.00% - 6.99%
36 1,920,863.76 1.24%
7.00% - 7.99%
3 118,630.39 0.08%
8.00% - 8.99%
1 0.00 0.00%
9.00% - 9.99%
1 0.00 0.00%
-1.00% - -0.01%
54 2,631,484.23 1.70%
-2.00% - -1.01%
1 50,000.00 0.03%
Total
2,493
154,721,825.57
100.00%
Gross Margins
Margin
Group 2 Weighted Average Margin: 2.36%

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
999 58,716,136.15 37.99%
1.00% - 1.99%
368 20,920,306.36 13.54%
2.00% - 2.99%
296 24,484,163.37 15.84%
3.00% - 3.99%
327 19,910,025.22 12.88%
4.00% - 4.99%
264 16,880,271.06 10.92%
5.00% - 5.99%
202 11,828,467.86 7.65%
6.00% - 6.99%
27 1,581,673.23 1.02%
7.00% - 7.99%
3 98,182.58 0.06%
8.00% - 8.99%
5 127,016.20 0.08%
13.00% - 13.99%
0 0.00 0.00%
Total
2,491
154,546,242.03
100.00%
Lifetime Rate Floors
Floor
Group 2 Weighted Average Lifetime Rate Floor: 2.04%
Count
Balance ($)
%
15.00% - 15.99%
1 75,971.79 0.05%
16.00% - 16.99%
57 6,114,622.17 3.95%
18.00% - 18.99%
2,425 148,390,799.21 95.91%
23.00% - 23.99%
1 26,370.61 0.02%
24.00% - 24.99%
10 114,049.30 0.07%
Total
2,494
154,721,813.08
100.00%
Lifetime Rate Ceiling
Ceiling
Group 2 Weighted Average Lifetime Rate Ceiling: 17.92%
Count
Balance ($)
%
1
2,460 153,775,176.48 99.39%
3
30 799,774.62 0.52%
12
4 146,861.98 0.09%
Total
2,494
154,721,813.08
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
1
2,469 153,709,445.58 99.35%
3
19 686,649.95 0.44%
12
6 325,717.55 0.21%
Total
2,494
154,721,813.08
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
Prime Rate
2,494 154,721,813.08 100.00%
Total
2,494
154,721,813.08
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
235 10,771,071.87 6.96%
Multifamily
76 6,728,713.63 4.35%
Planned Unit Developmen
438 31,135,195.93 20.12%
Single Family
1,718 104,690,226.21 67.66%
Townhouse
27 1,396,605.44 0.90%
Total
2,494
154,721,813.08
100.00%
Property Type
Type
Count
Balance ($)
%
2003
5 44,583.54 0.03%
2004
39 961,196.07 0.62%
2005
583 23,615,750.11 15.26%
2006
1,752 120,242,527.81 77.72%
2007
115 9,857,755.55 6.37%
Total
2,494
154,721,813.08
100.00%
Year of First Payment Date
Year

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
0.00%- 4.99%
129 6,694,289.01 4.33%
5.00%- 9.99%
279 10,253,473.46 6.63%
10.00%-14.99%
641 27,092,566.13 17.51%
15.00%-19.99%
532 30,079,424.53 19.44%
20.00%-24.99%
435 29,686,447.82 19.19%
25.00%-29.99%
243 20,093,600.61 12.99%
30.00%-34.99%
154 14,316,917.44 9.25%
35.00%-39.99%
96 7,568,861.20 4.89%
40.00%-44.99%
39 2,246,943.51 1.45%
45.00%-49.99%
25 2,267,848.63 1.47%
50.00%-54.99%
12 1,771,023.79 1.14%
55.00%-59.99%
11 672,438.31 0.43%
60.00%-64.99%
3 298,081.44 0.19%
65.00%-69.99%
1 4,658.63 0.00%
70.00%-74.99%
1 133,850.00 0.09%
75.00%-79.99%
1 61,498.89 0.04%
80.00%-84.99%
5 410,957.63 0.27%
85.00%-89.99%
2 191,564.75 0.12%
90.00%-94.99%
6 544,229.14 0.35%
95.00%-99.99%
2 157,052.74 0.10%
100.0%-105.0%
2 176,085.42 0.11%
Total
2,619
154,721,813.08
100.00%
Original LTV
LTV
Group 2 Weighted Average LTV: 22
Count
Balance ($)
%
25 - 48
1 55,018.37 0.04%
49 - 72
3 170,110.36 0.11%
73 - 96
15 535,780.37 0.36%
97 - 120
1,076 76,657,175.84 51.57%
121 - 144
26 488,762.72 0.33%
145 - 168
408 19,420,029.76 13.07%
169 - 192
671 43,411,062.29 29.21%
193 - 216
4 203,914.78 0.14%
217 - 240
198 7,695,022.24 5.18%
Total
2,402
148,636,876.73
100.00%
Remaining Amortization Term
Month
Group 2 Weighted Average Remaining Amortization Months: 139

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
97 - 120
3 79,664.14 0.05%
145 - 168
309 19,847,654.37 12.83%
169 - 192
179 13,464,136.99 8.70%
193 - 216
7 347,301.12 0.22%
217 - 240
349 26,833,637.07 17.34%
241 - 264
26 488,762.72 0.32%
265 - 288
608 32,286,011.00 20.87%
289 - 312
811 53,598,352.44 34.64%
313 - 336
4 203,914.78 0.13%
337 - 360
197 7,572,378.45 4.89%
Total
2,493
154,721,813.08
100.00%
Remaining Term to Maturity
Month
Group 2 Weighted Average Remaining Months: 254
Count
Balance ($)
%
0 - 24
87 5,679,993.34 3.68%
49 - 72
4 225,128.73 0.15%
97 - 120
1,092 77,192,956.21 50.02%
169 - 192
1,105 63,319,854.77 41.03%
217 - 240
202 7,898,937.02 5.12%
Total
2,490
154,316,870.07
100.00%
Original Amortization Term
Month
Group 2 Weighted Average Original Amortization Months: 146
Count
Balance ($)
%
97 - 120
3 79,664.14 0.05%
169 - 192
489 33,311,791.36 21.53%
217 - 240
356 27,180,938.19 17.57%
289 - 312
1,445 86,373,126.16 55.82%
337 - 360
201 7,776,293.23 5.03%
Total
2,494
154,721,813.08
100.00%
Original Remaining Term to Maturity
Month
Group 2 Weighted Average Original Remaining Months: 267

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Balance ($)
%
ALABAMA
4 246,207.81 0.16%
ARIZONA
176 11,031,095.03 7.13%
CALIFORNIA
709 50,883,534.55 32.89%
COLORADO
95 4,877,938.83 3.15%
CONNECTICUT
18 975,245.68 0.63%
DELAWARE
2 115,597.55 0.07%
DISTRICT OF COLUMBIA 2 99,259.12 0.06%
FLORIDA
353 20,481,561.22 13.24%
GEORGIA
68 2,872,884.91 1.86%
HAWAII
8 676,771.61 0.44%
IDAHO
4 186,924.82 0.12%
ILLINOIS
77 3,622,188.59 2.34%
INDIANA
23 769,734.80 0.50%
IOWA
3 103,808.95 0.07%
KANSAS
1 0.00 0.00%
KENTUCKY
4 75,294.31 0.05%
LOUISIANA
1 0.00 0.00%
MAINE
7 259,784.61 0.17%
MARYLAND
47 2,056,052.14 1.33%
MASSACHUSETTS
26 1,522,020.80 0.98%
MICHIGAN
89 3,074,888.86 1.99%
MINNESOTA
23 1,021,196.50 0.66%
MISSISSIPPI
1 0.00 0.00%
MISSOURI
23 1,141,699.86 0.74%
MONTANA
3 405,000.00 0.26%
NEBRASKA
3 123,704.57 0.08%
NEVADA
156 10,537,889.49 6.81%
NEW HAMPSHIRE
8 265,187.03 0.17%
NEW JERSEY
147 9,947,950.02 6.43%
NEW MEXICO
6 425,603.48 0.28%
NEW YORK
132 13,073,620.90 8.45%
NORTH CAROLINA
14 281,661.24 0.18%
OHIO
3 169,045.21 0.11%
OKLAHOMA
2 83,999.94 0.05%
OREGON
46 2,394,671.14 1.55%
PENNSYLVANIA
33 1,861,333.59 1.20%
RHODE ISLAND
2 62,724.32 0.04%
SOUTH CAROLINA
9 209,201.41 0.14%
TENNESSEE
0
UTAH
36 2,172,449.68 1.40%
VERMONT
1 19,576.14 0.01%
VIRGINIA
50 2,643,482.46 1.71%
WASHINGTON
50 3,067,174.41 1.98%
WEST VIRGINIA
2 76,777.66 0.05%
WISCONSIN
25 725,957.76 0.47%
WYOMING
2 81,112.08 0.05%
Total
2,494
154,721,813.08
100.00%
Geographic Distribution by State
State

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
NEVADA
NEW JERSEY
COLORADO
ILLINOIS
MICHIGAN
WASHINGTON
GEORGIA
VIRGINIA
OREGON
UTAH
MARYLAND
PENNSYLVANIA
MASSACHUSETTS
MISSOURI
MINNESOTA
CONNECTICUT
INDIANA
WISCONSIN
HAWAII
NEW MEXICO
MONTANA
NORTH CAROLINA
NEW HAMPSHIRE
MAINE
ALABAMA
SOUTH CAROLINA
IDAHO
OHIO
NEBRASKA
DELAWARE
IOWA
DISTRICT OF
COLUMBIA
OKLAHOMA
WYOMING
WEST VIRGINIA
KENTUCKY
RHODE ISLAND
VERMONT
MISSISSIPPI
LOUISIANA
KANSAS
TENNESSEE
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,406
147,095,635.52
95.25%
0.00
42
3,603,079.78
2.33%
0.00
13
1,261,385.88
0.82%
0.00
11
1,041,888.86
0.67%
0.00
18
1,426,546.85
0.92%
0.00
2,490
154,428,536.89
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
36,800.00
15.61%
0.00
1
139,020.77
58.98%
0.00
1
59,900.00
25.41%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
235,720.77
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
57,555.42
100.00%
0.00
1
57,555.42
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,407
147,132,435.52
95.09%
0.00
43
3,742,100.55
2.42%
0.00
14
1,321,285.88
0.85%
0.00
11
1,041,888.86
0.67%
0.00
19
1,484,102.27
0.96%
0.00
2,494
154,721,813.08
100.00%
0.00
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 95.1%
30 - 59 days 2.4%
60 - 89 days 0.9%
90 - 120 days 0.7%
120 + days 1.0%
Total: 100.0%

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
42 3,603,079.78 49.14% 13 1,261,385.88 17.20% 11 1,041,888.86 14.21% 18 1,426,546.85 19.45%
84
7,332,901.37
Bankruptcy
1 139,020.77 69.89% 1 59,900.00 30.11% 0 0.00 0.00% 0 0.00 0.00%
2
198,920.77
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 1 57,555.42 100.00%
1
57,555.42
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
43
3,742,100.55
49.31%
14
1,321,285.88
17.41%
11
1,041,888.86
13.73%
19
1,484,102.27
19.55%
87
7,589,377.56
100.00%
49.31
17.41
13.73
19.55
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
Group 2
0
10
20
30
40
50
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
96.62
2.62
0.76
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Jun 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
March 2007
April 2007
May 2007
June 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
31 2,428,015.30 30 2,417,411.68 29 2,365,850.38 43 3,742,100.55
60 - 89 days
11 867,145.03 16 1,507,685.98 12 1,100,388.86 14 1,321,285.88
90 - 120 days
6 356,189.58 8 588,545.03 13 1,053,557.24 11 1,041,888.86
120 + days
0 0.00 6 356,189.58 14 944,734.61 19 1,484,102.27
Bankruptcy
0 0.00 1 234,000.00 4 355,314.86 3 235,720.77
Foreclosure
0 0.00 0 0.00 0 0.00 1 57,555.42
REO
0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Jun 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Current
36.05%
5,832,191.30
3 Month
39.63%
Life CPR
39.33%
Voluntary Constant Prepayment Rates (CPR)
Current
2.65%
356,189.58
3 Month
1.24%
Life CDR
0.93%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Group 2
Total
Amount ($)

Distribution Date: Jun 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Bankruptcy
Count
Balance ($)
%
3 235,720.77 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
409316080 59,900.00 59,900.00 14.35% 03/15/2007 300 WA 2
500737584 140,000.00 139,020.77 10.38% 04/23/2007 180 AZ 1
500773632 36,800.00 36,800.00 12.00% 06/30/2007 180 CA 2
Total:
3
235,720.77
236,700.00

Distribution Date: Jun 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Foreclosure
Count
Balance ($)
%
1 57,555.42 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
409315835 58,200.00 57,555.42 13.48% 01/15/2007 300 GA 2
Total:
1
57,555.42
58,200.00

Distribution Date: Jun 25, 2007
REO LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Jun 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
22 2,382,375.00 900,463.19 0.00 159,493,814.08
0.56%
99.44%
2
Prepayment 0.56%
Liquidation 0.00%
Beginning Balance 99.44%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
405450993 30,000.00 27,056.53 27,056.53 0.00 0.00 0.00 05/01/2007 12/30/1899 0.00 9.000% 0.00 NV 2
405451265 70,000.00 69,828.27 69,828.27 0.00 0.00 0.00 05/01/2007 12/30/1899 0.00 8.500% 0.00 MI 2
406502621 52,000.00 19,478.26 19,478.26 0.00 0.00 0.00 05/17/2007 12/30/1899 0.00 8.750% 0.00 CA 2
409593477 100,000.00 4.97 4.97 0.00 0.00 0.00 05/10/2007 12/30/1899 0.00 12.150% 0.00 CA 2
409805361 75,000.00 55,000.00 55,000.00 0.00 0.00 0.00 05/25/2007 12/30/1899 0.00 10.250% 0.00 CA 2
500600756 400,000.00 5,000.00 5,000.00 0.00 0.00 0.00 05/08/2007 12/30/1899 0.00 8.250% 0.00 AZ 2
500709689 100,000.00 65,704.73 65,704.73 0.00 0.00 0.00 05/09/2007 12/30/1899 0.00 12.000% 0.00 CA 2
500720780 50,000.00 50,000.00 50,000.00 0.00 0.00 0.00 05/23/2007 12/30/1899 0.00 9.250% 0.00 CA 2
500775519 75,000.00 74,987.39 74,987.39 0.00 0.00 0.00 05/11/2007 12/30/1899 0.00 10.125% 0.00 CA 2
500801186 500,000.00 48,095.14 48,095.14 0.00 0.00 0.00 05/30/2007 12/30/1899 0.00 8.250% 0.00 UT 2
500805690 52,800.00 52,800.00 52,800.00 0.00 0.00 0.00 05/11/2007 12/30/1899 0.00 8.500% 0.00 CA 2
500806326 109,500.00 109,500.00 109,500.00 0.00 0.00 0.00 05/18/2007 12/30/1899 0.00 12.125% 0.00 AZ 2
500891771 200,000.00 200,000.00 200,000.00 0.00 0.00 0.00 05/24/2007 12/30/1899 0.00 10.750% 0.00 CA 2
500893613 73,000.00 73,000.00 73,000.00 0.00 0.00 0.00 05/03/2007 12/30/1899 0.00 10.500% 0.00 CA 2
500922851 88,000.00 7.90 7.90 0.00 0.00 0.00 Repurchase 06/18/2007 12/30/1899 0.00 12.000% 0.00 NV 2
500927404 50,000.00 50,000.00 50,000.00 0.00 0.00 0.00 05/04/2007 12/30/1899 0.00 7.750% 0.00 MO 2
409015995 36,025.00 36,025.00 0.00 0.00 36,025.00 0.00 Liquidation 12/30/1899 0.00 0.000% 100.000% 0.00 CO 2
409315847 74,000.00 73,155.14 0.00 0.00 73,155.14 0.00 Liquidation 12/30/1899 0.00 0.000% 100.000% 0.00 CA 2
409315865 52,000.00 52,000.00 0.00 0.00 52,000.00 0.00 Liquidation 12/30/1899 0.00 0.000% 100.000% 0.00 CA 2
409315921 27,000.00 26,959.44 0.00 0.00 26,959.44 0.00 Liquidation 12/30/1899 0.00 0.000% 100.000% 0.00 MO 2
409315959 80,900.00 80,900.00 0.00 0.00 80,900.00 0.00 Liquidation 12/30/1899 0.00 0.000% 100.000% 0.00 NV 2
409315974 87,150.00 87,150.00 0.00 0.00 87,150.00 0.00 Liquidation 12/30/1899 0.00 0.000% 100.000% 0.00 FL 2
Total:
22
2,382,375.00
1,256,652.77
0.00
900,463.19
0.00
356,189.58
0.00
0.00

Distribution Date: Jun 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Jun 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kari Anderson
Account Administrator
651-495-2124
kari.anderson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #